Trade payables and accruals (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other payables [abstract]
Trade payables	€ 10,919	€ 9,074
Accrued expenses	11,988	15,466
TOTAL	22,907	24,540
Less non-current portion	0	0
CURRENT PORTION	€ 22,907	€ 24,540